NOTES PAYABLE – RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
NOTES PAYABLE – RELATED PARTIES

NOTE 9: NOTES PAYABLE – RELATED PARTIES

The Company entered into notes payable as follows as of December 31, 2021 and 2020:

	2021	2020
Notes payable ($5,000,000 each), at 5% interest, maturing December 3, 2022 for acquisition of Tickeri (see Note 4) with the two principals of Tickeri, one of which is an officer of the Company as well; payments due at maturity	$10,000,000	$-

Notes payable ($435,000 and $65,000), at 5% interest, maturing April 1, 2022 for acquisition of Monster (see Note 4) with the two principals of Monster; payments due at maturity	500,000	-

Notes payable ($271,250 and $215,000), at 3% interest, maturing December 31, 2022, with family relatives of the two principals of Monster; payments due at maturity	486,250	-

Total	10,986,250	-
Less: Current portion	(10,986,250)	-
Long-term debt	$-	$-

Maturities of notes payable – related parties as of December 31 is as follows:

2022	$10,986,250
$10,986,250

Interest expense for the years ended December 31, 2021 and 2020 was $308,938 and $0, respectively. Accrued interest at December 31, 2021 was $308,938.

Monster Creative LLC [Member]
NOTES PAYABLE – RELATED PARTIES

NOTE 5: NOTES PAYABLE – RELATED PARTIES

The Company entered into notes payable as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Officer	$-	$399,512
Childress	215,000	380,500
Brandt	271,250	199,000

Total	486,250	979,012
Less: Current portion	(486,250)	(979,012)
Long-term debt	$-	$-

Interest expense for the six months ended June 30, 2021 and 2020 was $18,707 and $29,150 respectively. Accrued interest at June 30, 2021 was $0.

NOTE 5: NOTES PAYABLE – RELATED PARTIES

The Company entered into notes payable as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Officer	$399,512	$860,513
Childress	380,500	373,000
Brandt	199,000	193,000

Total	979,012	1,426,513
Less: Current portion	(979,012)	(1,426,513)
Long-term debt	$-	$-

Interest expense for the years ended December 31, 2020 and 2019 was $49,977 and $60,128, respectively. Accrued interest at December 31, 2020 was $0.